SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Inventories (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD
Inventory write-down	$ 1.2